Provisions - Summary of Activity for Provision for Warranty and Other Provisions (Detail) - INR (₨) ₨ in Millions		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022
Disclosure of other provisions [line items]
Balance at the beginning of the year		₨ 2,772	₨ 3,036
Additional provision during the year	[1]	1,280	1,578
Utilized/written-back during the year		(1,503)	(1,842)
Balance at the end of the year		2,549	2,772
Provision for warranty [member]
Disclosure of other provisions [line items]
Balance at the beginning of the year		295	215
Additional provision during the year	[1]	414	307
Utilized/written-back during the year		(253)	(227)
Balance at the end of the year		456	295
Provision for onerous contracts [member]
Disclosure of other provisions [line items]
Balance at the beginning of the year		1,946	2,358
Additional provision during the year	[1]	866	1,080
Utilized/written-back during the year		(1,222)	(1,492)
Balance at the end of the year		1,590	1,946
Other provisions [member]
Disclosure of other provisions [line items]
Balance at the beginning of the year		531	463
Additional provision during the year	[1]	0	191
Utilized/written-back during the year		(28)	(123)
Balance at the end of the year		₨ 503	₨ 531

[1]	(1) Addition in Provision for onerous contracts includes ₹ 51 towards adoption of Amendments to IAS 37 – Onerous Contracts – Cost of Fulfilling a Contract.